Concentrations	6 Months Ended
Jun. 30, 2020
Risks and Uncertainties [Abstract]
Concentrations
17.	CONCENTRATIONS

For the six months ended June 30, 2020, one customer accounted for 14% of revenue. No single customer accounted for greater than 10% of revenue in the six months ended June 30, 2019. However, for the six months ended June 30, 2020 and 2019, the Company’s top five customers in aggregate accounted for 44% and 25% of the Company’s revenues, respectively.

The Company’s top five customers in aggregate accounted for 24% of accounts receivable as of June 30, 2020, while no single customer accounted for greater than 10% of accounts receivable. The Company’s top five customers in aggregate accounted for 20% of accounts receivable as of December 31, 2019, while no single customer accounted for greater than 10% or more of accounts receivable.

For the six months ended June 30, 2020 and 2019, approximately 84% and 98%, respectively, of total inventory purchases were from five unrelated suppliers. Two suppliers each accounted for 41% and 25%, respectively, of total inventory purchases in the six months ended June 30, 2020, and two suppliers each accounted for 55% and 36%, respectively, of total inventory purchases in the six months ended June 30, 2019.